Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable Net

Accounts receivable consisted of the following as of December 31:

	2018	2017
Trade Accounts Receivable	$12,294,837	$6,400,235
Less Allowance for doubtful accounts	(33,209)	(12,501)
Total Accounts Receivable (net)	$12,261,628	$6,387,734